Property, Plant and Equipment - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Carrying value	€ 13,094	€ 12,690	€ 13,062
Depreciation charge for year	(1,006)	(1,009)
Discontinued Operations [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Depreciation charge for year	16	22	€ 18
Mineral-Bearing Land [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Carrying value	€ 2,831	€ 2,708